CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY In Thousands, except Share data	Ordinary USD ($)	Additional Paid-In Capital USD ($)	Treasury Stock USD ($)	Capital reserve USD ($)	PRC statutory reserves USD ($)	Retained Earnings USD ($)	Noncontrolling Interest USD ($)	Total USD ($)
Beginning Balance, amount at Dec. 31, 2010	$ 123	$ 9,533	$ (639)	$ 605	$ 275	$ 5,849	$ 2,355	$ 18,101
Beginning Balance, shares at Dec. 31, 2010	2,229,628
Net income						521	(531)	(10)
Other comprehensive income: Foreign exchange translation adjustment				126			89	215
Total comprehensive income								647
Purchase of treasury stock			(94)					(94)
Appropriation of reserves					(1)	1		0
Dividend paid/payable to non-controlling interest							(76)	(76)
Release of translation reserves upon disposal of a subsidiary
Purchase of non-controlling interest							(227)	(227)
Ending Balance, amount at Dec. 31, 2011	123	9,533	(733)	731	274	6,371	1,610	17,909
Ending Balance, shares at Dec. 31, 2011	2,229,628
Net income						(429)	309	(120)
Total comprehensive income								(429)
Purchase of treasury stock			(33)					(33)
Appropriation of reserves					37	(37)
Release of translation reserves upon disposal of a subsidiary
Cancellation of fractional shares	(19)
Ending Balance, amount at Dec. 31, 2012	123	9,533	(766)	731	311	5,905	1,919	17,756
Ending Balance, shares at Dec. 31, 2012	2,229,609
Net income						(18)	113	95
Other comprehensive income: Foreign exchange translation adjustment				127			54	181
Total comprehensive income								35
Appropriation of reserves					4	(4)
Dividend paid/payable to non-controlling interest							(134)	(134)
Disposal of a subsidiary							53	53
Release of translation reserves upon disposal of a subsidiary				(74)				(74)
Ending Balance, amount at Dec. 31, 2013	$ 123	$ 9,533	$ (766)	$ 784	$ 315	$ 5,883	$ 2,005	$ 17,877
Ending Balance, shares at Dec. 31, 2013	2,229,609